Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Bank deposits	¥ 22,086,187	¥ 29,903,846	¥ 39,695,914
Restricted cash	19,035,154	14,132,034
Financial assets held under resale agreements	1,577,029	657,033
Financial assets at fair value through profit or loss	34,666,573	20,355,814
Financial assets at fair value through other comprehensive income	6,182,229	1,156,095
Financial assets at amortized cost	0	1,499,000
Accounts and other receivables and contract assets	4,240,132	6,216,650
Loans to customers	102,290,974	111,508,669
LIABILITIES
Payable to platform investors	667,794	721,558
Borrowings	63,535,913	51,114,575
Current deposits from customers	9,456,934	3,933,750
Payable to investors of consolidated structured entities	28,921,222	42,795,624
Financing guarantee liabilities	5,647,343	4,217,979
Lease liabilities	259,764	302,867
Financial assets sold under repurchase agreements	1,662,008	782,459
Adjustment on correction of errors (net of tax) [member]
ASSETS
Financial assets at amortized cost		1,499,000
Gross carrying amount [member]
ASSETS
Bank deposits	22,086,187	29,903,846
Restricted cash	19,035,154	14,132,034
Financial assets held under resale agreements	1,577,029	657,033
Financial assets at fair value through profit or loss	34,666,573	20,355,814
Financial assets at fair value through other comprehensive income	6,182,229	1,156,095
Financial assets at amortized cost	1,376,586	2,876,364	¥ 2,888,532	¥ 4,568,767
Accounts and other receivables and contract assets	3,081,225	4,698,008
Loans to customers	102,290,974	111,508,669
Total financial assets	188,919,371	183,910,499
LIABILITIES
Payable to platform investors	667,794	721,558
Borrowings	63,535,913	51,114,575
Current deposits from customers	9,456,934	3,933,750
Accounts and other payables and contract liabilities	3,138,181	2,833,692
Payable to investors of consolidated structured entities	28,921,222	42,795,624
Financing guarantee liabilities	5,647,343	4,217,979
Lease liabilities	259,764	302,867
Convertible promissory notes payable	6,503,803	6,174,050
Financial assets sold under repurchase agreements	1,662,008	782,459
Total financial liabilities	119,792,962	112,876,554
Total interest rate sensitivity gap	69,126,409	71,033,945
Not later than three months [member]
ASSETS
Bank deposits	12,361,639	13,730,791
Restricted cash	11,642,624	12,606,465
Financial assets held under resale agreements	1,576,838	657,001
Financial assets at fair value through profit or loss	3,008,399	4,848,823
Financial assets at fair value through other comprehensive income	3,110,541	647,826
Financial assets at amortized cost		1,499,000
Accounts and other receivables and contract assets	0	0
Loans to customers	13,848,878	18,740,577
Total financial assets	45,548,919	52,730,483
LIABILITIES
Payable to platform investors	0	0
Borrowings	11,297,597	11,126,077
Current deposits from customers	6,694,151	2,906,107
Accounts and other payables and contract liabilities	0	0
Payable to investors of consolidated structured entities	10,393,888	12,719,274
Financing guarantee liabilities	0	0
Lease liabilities	47,422	56,162
Convertible promissory notes payable	0	0
Financial assets sold under repurchase agreements	1,661,960	782,397
Total financial liabilities	30,095,018	27,590,017
Total interest rate sensitivity gap	15,453,901	25,140,466
Later than three months and not later than one year [member]
ASSETS
Bank deposits	4,917,221	4,576,585
Restricted cash	7,216,198	468,019
Financial assets held under resale agreements	0	0
Financial assets at fair value through profit or loss	5,794,487	2,793,141
Financial assets at fair value through other comprehensive income	2,602,298	390,295
Financial assets at amortized cost		0
Accounts and other receivables and contract assets	0	0
Loans to customers	37,816,633	44,898,185
Total financial assets	58,346,837	53,126,225
LIABILITIES
Payable to platform investors	0	0
Borrowings	50,373,336	37,633,114
Current deposits from customers	2,699,338	1,026,951
Accounts and other payables and contract liabilities	0	0
Payable to investors of consolidated structured entities	14,321,735	21,581,299
Financing guarantee liabilities	0	0
Lease liabilities	104,559	130,705
Convertible promissory notes payable	6,503,803	0
Financial assets sold under repurchase agreements	0	0
Total financial liabilities	74,002,771	60,372,069
Total interest rate sensitivity gap	(15,655,934)	(7,245,844)
Later than one year and not later than two years [member]
ASSETS
Bank deposits	2,079,012	7,580,550
Restricted cash	60,454	953,933
Financial assets held under resale agreements	0	0
Financial assets at fair value through profit or loss	1,048,480	1,129,890
Financial assets at fair value through other comprehensive income	249,826	0
Financial assets at amortized cost		0
Accounts and other receivables and contract assets	0	0
Loans to customers	22,738,076	23,977,895
Total financial assets	26,175,848	33,642,268
LIABILITIES
Payable to platform investors	0	0
Borrowings	1,447,163	2,000,443
Current deposits from customers	0	0
Accounts and other payables and contract liabilities	0	0
Payable to investors of consolidated structured entities	3,943,001	7,973,593
Financing guarantee liabilities	0	0
Lease liabilities	81,864	91,030
Convertible promissory notes payable	0	6,174,050
Financial assets sold under repurchase agreements	0	0
Total financial liabilities	5,472,028	16,205,872
Total interest rate sensitivity gap	20,703,820	17,436,396
Later than one year and not later than two years [member] | Adjustment on correction of errors (net of tax) [member]
LIABILITIES
Borrowings		1,967,199
Later than two years and not later than three years [member]
ASSETS
Bank deposits	284,955	2,079,228
Restricted cash	25,370	49,455
Financial assets held under resale agreements	0	0
Financial assets at fair value through profit or loss	2,306,388	793,443
Financial assets at fair value through other comprehensive income	219,564	117,974
Financial assets at amortized cost		0
Accounts and other receivables and contract assets	0	0
Loans to customers	23,972,434	21,407,199
Total financial assets	26,808,711	24,447,299
LIABILITIES
Payable to platform investors	0	0
Borrowings	0	0
Current deposits from customers	0	0
Accounts and other payables and contract liabilities	0	0
Payable to investors of consolidated structured entities	262,598	521,458
Financing guarantee liabilities	0	0
Lease liabilities	23,626	24,766
Convertible promissory notes payable	0	0
Financial assets sold under repurchase agreements	0	0
Total financial liabilities	286,224	546,224
Total interest rate sensitivity gap	26,522,487	23,901,075
Later than three years [member]
ASSETS
Bank deposits	799,873	799,900
Restricted cash	0	0
Financial assets held under resale agreements	0	0
Financial assets at fair value through profit or loss	3,354,424	1,742,218
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortized cost		0
Accounts and other receivables and contract assets	0	0
Loans to customers	2,398,504	855,385
Total financial assets	6,552,801	3,397,503
LIABILITIES
Payable to platform investors	0	0
Borrowings	0	0
Current deposits from customers	0	0
Accounts and other payables and contract liabilities	0	0
Payable to investors of consolidated structured entities	0	0
Financing guarantee liabilities	0	0
Lease liabilities	2,293	204
Convertible promissory notes payable	0	0
Financial assets sold under repurchase agreements	0	0
Total financial liabilities	2,293	204
Total interest rate sensitivity gap	6,550,508	3,397,299
Overdue [Member]
ASSETS
Bank deposits	0	0
Restricted cash	0	0
Financial assets held under resale agreements	0	0
Financial assets at fair value through profit or loss	3,600,847	3,176,372
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortized cost		0
Accounts and other receivables and contract assets	0	0
Loans to customers	1,516,449	1,629,428
Total financial assets	5,117,296	4,805,800
LIABILITIES
Payable to platform investors	0	0
Borrowings	0	0
Current deposits from customers	0	0
Accounts and other payables and contract liabilities	0	0
Payable to investors of consolidated structured entities	0	0
Financing guarantee liabilities	0	0
Lease liabilities	0	0
Convertible promissory notes payable	0	0
Financial assets sold under repurchase agreements	0	0
Total financial liabilities	0	0
Total interest rate sensitivity gap	5,117,296	4,805,800
No Interest [Member]
ASSETS
Bank deposits	1,643,487	1,136,792
Restricted cash	90,508	54,162
Financial assets held under resale agreements	191	32
Financial assets at fair value through profit or loss	15,553,548	5,871,927
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortized cost		0
Accounts and other receivables and contract assets	3,081,225	4,698,008
Loans to customers	0	0
Total financial assets	20,368,959	11,760,921
LIABILITIES
Payable to platform investors	667,794	721,558
Borrowings	417,817	388,185
Current deposits from customers	63,445	692
Accounts and other payables and contract liabilities	3,138,181	2,833,692
Payable to investors of consolidated structured entities	0	0
Financing guarantee liabilities	5,647,343	4,217,979
Lease liabilities	0	0
Convertible promissory notes payable	0	0
Financial assets sold under repurchase agreements	48	62
Total financial liabilities	9,934,628	8,162,168
Total interest rate sensitivity gap	¥ 10,434,331	¥ 3,598,753